Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (1,650)			$ 3,016,201
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in the Trust Account				(4,547,860)
Changes in operating assets and liabilities:
Prepaid expenses				(97,125)
Accounts payable and accrued expenses	1,650			288,117
Net cash used in operating activities				(1,393,616)
Cash Flows from Investing Activities:
Cash invested in Trust Account				(280,000,000)
Net cash provided by (used in) investing activities				(279,034,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock	25,000			2,826
Proceeds from sale of Units, net of underwriting fee paid				274,400,000
Proceeds from sale of Private Placement Warrants				7,600,000
Proceeds from promissory note - related party				185,970
Repayment of promissory note - related party				(223,470)
Payment of offering costs	(5,000)			(487,662)
Net cash provided by financing activities	20,000			281,477,664
Cash - Beginning of period		$ 1,070,048	$ 20,000	20,000
Cash - End of period	20,000			1,070,048
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption				9,800,000
Deferred underwriting fee payable	57,500
Successors [Member]
Cash Flows from Operating Activities:
Net (loss) income		(2,410,284)	2,341,841
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in the Trust Account		(1,059,500)	(3,420,486)
Changes in operating assets and liabilities:
Prepaid income taxes		(122,000)	(37,187)
Prepaid expenses		44,146	(131,687)
Accounts payable and accrued expenses		1,913,415	232,678
Net cash used in operating activities		(1,634,223)	(1,014,841)
Cash Flows from Investing Activities:
Cash invested in Trust Account			(280,000,000)
Cash withdrawn from Trust Account to pay franchise taxes and income taxes		633,050	724,000
Net cash provided by (used in) investing activities		633,050	(279,276,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock			2,826
Proceeds from sale of Units, net of underwriting fee paid			274,400,000
Proceeds from sale of Private Placement Warrants			7,600,000
Proceeds from promissory note - related party			185,970
Repayment of promissory note - related party			(223,470)
Payment of offering costs			(487,662)
Net cash provided by financing activities			281,477,664
Net Change in Cash		(1,001,173)	1,186,823
Cash - Beginning of period		1,070,048	20,000	20,000
Cash - End of period	$ 20,000	68,875	1,206,823	$ 1,070,048
Supplementary cash flow information:
Cash paid for income taxes.		313,000	724,000
Non-cash investing and financing activities:
Change in value of common stock subject to possible redemption		(2,410,280)	269,037,850
Deferred underwriting fee payable			$ 9,800,000